UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Short Duration Fund

Class A: PPIAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.02% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,632
$12,113
$11,998
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$9,775	$10,000	$10,000
'15	$9,796	$10,002	$9,997
'15	$9,772	$9,975	$9,977
'15	$9,737	$9,943	$9,964
'16	$9,690	$10,080	$10,016
'16	$9,677	$10,151	$10,025
'16	$9,766	$10,244	$10,061
'16	$9,820	$10,284	$10,075
'16	$9,830	$10,286	$10,068
'16	$9,885	$10,471	$10,129
'16	$9,894	$10,537	$10,131
'16	$9,916	$10,525	$10,120
'16	$9,937	$10,519	$10,131
'16	$9,935	$10,439	$10,127
'16	$9,900	$10,192	$10,085
'16	$9,922	$10,206	$10,092
'17	$9,955	$10,226	$10,111
'17	$9,989	$10,295	$10,127
'17	$10,011	$10,290	$10,133
'17	$10,034	$10,369	$10,151
'17	$10,056	$10,449	$10,168
'17	$10,077	$10,438	$10,164
'17	$10,110	$10,483	$10,190
'17	$10,120	$10,577	$10,211
'17	$10,141	$10,527	$10,198
'17	$10,149	$10,533	$10,196
'17	$10,135	$10,519	$10,174
'17	$10,143	$10,568	$10,177
'18	$10,151	$10,446	$10,150
'18	$10,113	$10,347	$10,141
'18	$10,122	$10,413	$10,157
'18	$10,131	$10,336	$10,146
'18	$10,140	$10,410	$10,184
'18	$10,138	$10,397	$10,185
'18	$10,171	$10,399	$10,191
'18	$10,192	$10,466	$10,226
'18	$10,215	$10,399	$10,219
'18	$10,213	$10,317	$10,230
'18	$10,188	$10,378	$10,260
'18	$10,199	$10,569	$10,340
'19	$10,283	$10,681	$10,380
'19	$10,330	$10,675	$10,396
'19	$10,414	$10,880	$10,464
'19	$10,451	$10,883	$10,488
'19	$10,512	$11,076	$10,561
'19	$10,585	$11,215	$10,620
'19	$10,598	$11,240	$10,613
'19	$10,684	$11,531	$10,699
'19	$10,689	$11,470	$10,693
'19	$10,724	$11,504	$10,730
'19	$10,721	$11,498	$10,730
'19	$10,755	$11,490	$10,756
'20	$10,840	$11,711	$10,816
'20	$10,887	$11,922	$10,904
'20	$10,324	$11,852	$10,938
'20	$10,545	$12,063	$11,007
'20	$10,742	$12,119	$11,044
'20	$10,888	$12,195	$11,066
'20	$10,983	$12,377	$11,087
'20	$11,055	$12,277	$11,091
'20	$11,063	$12,271	$11,092
'20	$11,070	$12,216	$11,094
'20	$11,166	$12,336	$11,105
'20	$11,224	$12,353	$11,115
'21	$11,256	$12,264	$11,119
'21	$11,274	$12,087	$11,115
'21	$11,266	$11,936	$11,110
'21	$11,296	$12,030	$11,119
'21	$11,314	$12,070	$11,132
'21	$11,319	$12,155	$11,115
'21	$11,323	$12,290	$11,134
'21	$11,328	$12,267	$11,134
'21	$11,319	$12,161	$11,125
'21	$11,297	$12,157	$11,088
'21	$11,262	$12,193	$11,079
'21	$11,266	$12,162	$11,062
'22	$11,180	$11,900	$10,983
'22	$11,094	$11,767	$10,935
'22	$10,969	$11,441	$10,787
'22	$10,884	$11,006	$10,729
'22	$10,864	$11,077	$10,795
'22	$10,767	$10,904	$10,719
'22	$10,868	$11,170	$10,775
'22	$10,801	$10,854	$10,691
'22	$10,604	$10,385	$10,561
'22	$10,578	$10,251	$10,547
'22	$10,724	$10,628	$10,634
'22	$10,767	$10,580	$10,654
'23	$10,943	$10,905	$10,740
'23	$10,867	$10,623	$10,660
'23	$10,939	$10,893	$10,815
'23	$10,999	$10,959	$10,852
'23	$10,979	$10,840	$10,819
'23	$10,987	$10,801	$10,775
'23	$11,064	$10,794	$10,820
'23	$11,101	$10,725	$10,859
'23	$11,071	$10,452	$10,854
'23	$11,042	$10,287	$10,888
'23	$11,231	$10,753	$11,014
'23	$11,422	$11,165	$11,146
'24	$11,491	$11,134	$11,189
'24	$11,477	$10,977	$11,148
'24	$11,547	$11,078	$11,193
'24	$11,492	$10,798	$11,156
'24	$11,591	$10,981	$11,237
'24	$11,663	$11,085	$11,299
'24	$11,821	$11,344	$11,433
'24	$11,924	$11,507	$11,538
'24	$12,028	$11,661	$11,634
'24	$11,946	$11,372	$11,568
'24	$12,019	$11,493	$11,607
'24	$12,023	$11,304	$11,631
'25	$12,097	$11,364	$11,684
'25	$12,214	$11,614	$11,766
'25	$12,216	$11,619	$11,820
'25	$12,263	$11,664	$11,910
'25	$12,325	$11,581	$11,894
'25	$12,445	$11,759	$11,971
'25	$12,449	$11,728	$11,968
'25	$12,585	$11,868	$12,073
'25	$12,632	$11,998	$12,113

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.02%	2.69%	2.60%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	2.65%	2.22%	2.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-A

R-102969-2 (11/25)

DWS Short Duration Fund

Class C: PPLCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.49%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.24% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
$12,113
$11,998
$11,986

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,015	$10,002	$9,997
'15	$9,984	$9,975	$9,977
'15	$9,942	$9,943	$9,964
'16	$9,888	$10,080	$10,016
'16	$9,869	$10,151	$10,025
'16	$9,953	$10,244	$10,061
'16	$10,002	$10,284	$10,075
'16	$10,006	$10,286	$10,068
'16	$10,055	$10,471	$10,129
'16	$10,059	$10,537	$10,131
'16	$10,074	$10,525	$10,120
'16	$10,089	$10,519	$10,131
'16	$10,081	$10,439	$10,127
'16	$10,039	$10,192	$10,085
'16	$10,054	$10,206	$10,092
'17	$10,082	$10,226	$10,111
'17	$10,110	$10,295	$10,127
'17	$10,126	$10,290	$10,133
'17	$10,143	$10,369	$10,151
'17	$10,171	$10,449	$10,168
'17	$10,174	$10,438	$10,164
'17	$10,201	$10,483	$10,190
'17	$10,216	$10,577	$10,211
'17	$10,219	$10,527	$10,198
'17	$10,233	$10,533	$10,196
'17	$10,212	$10,519	$10,174
'17	$10,214	$10,568	$10,177
'18	$10,204	$10,446	$10,150
'18	$10,171	$10,347	$10,141
'18	$10,162	$10,413	$10,157
'18	$10,165	$10,336	$10,146
'18	$10,167	$10,410	$10,184
'18	$10,170	$10,397	$10,185
'18	$10,197	$10,399	$10,191
'18	$10,200	$10,466	$10,226
'18	$10,216	$10,399	$10,219
'18	$10,208	$10,317	$10,230
'18	$10,177	$10,378	$10,260
'18	$10,181	$10,569	$10,340
'19	$10,270	$10,681	$10,380
'19	$10,300	$10,675	$10,396
'19	$10,377	$10,880	$10,464
'19	$10,419	$10,883	$10,488
'19	$10,461	$11,076	$10,561
'19	$10,528	$11,215	$10,620
'19	$10,534	$11,240	$10,613
'19	$10,612	$11,531	$10,699
'19	$10,611	$11,470	$10,693
'19	$10,639	$11,504	$10,730
'19	$10,641	$11,498	$10,730
'19	$10,656	$11,490	$10,756
'20	$10,734	$11,711	$10,816
'20	$10,774	$11,922	$10,904
'20	$10,221	$11,852	$10,938
'20	$10,434	$12,063	$11,007
'20	$10,610	$12,119	$11,044
'20	$10,748	$12,195	$11,066
'20	$10,835	$12,377	$11,087
'20	$10,899	$12,277	$11,091
'20	$10,899	$12,271	$11,092
'20	$10,900	$12,216	$11,094
'20	$10,987	$12,336	$11,105
'20	$11,037	$12,353	$11,115
'21	$11,060	$12,264	$11,119
'21	$11,072	$12,087	$11,115
'21	$11,057	$11,936	$11,110
'21	$11,079	$12,030	$11,119
'21	$11,101	$12,070	$11,132
'21	$11,086	$12,155	$11,115
'21	$11,096	$12,290	$11,134
'21	$11,094	$12,267	$11,134
'21	$11,077	$12,161	$11,125
'21	$11,036	$12,157	$11,088
'21	$10,995	$12,193	$11,079
'21	$10,991	$12,162	$11,062
'22	$10,912	$11,900	$10,983
'22	$10,809	$11,767	$10,935
'22	$10,680	$11,441	$10,787
'22	$10,590	$11,006	$10,729
'22	$10,576	$11,077	$10,795
'22	$10,462	$10,904	$10,719
'22	$10,553	$11,170	$10,775
'22	$10,481	$10,854	$10,691
'22	$10,295	$10,385	$10,561
'22	$10,264	$10,251	$10,547
'22	$10,399	$10,628	$10,634
'22	$10,420	$10,580	$10,654
'23	$10,596	$10,905	$10,740
'23	$10,517	$10,623	$10,660
'23	$10,579	$10,893	$10,815
'23	$10,630	$10,959	$10,852
'23	$10,604	$10,840	$10,819
'23	$10,605	$10,801	$10,775
'23	$10,672	$10,794	$10,820
'23	$10,700	$10,725	$10,859
'23	$10,664	$10,452	$10,854
'23	$10,629	$10,287	$10,888
'23	$10,804	$10,753	$11,014
'23	$10,982	$11,165	$11,146
'24	$11,054	$11,134	$11,189
'24	$11,020	$10,977	$11,148
'24	$11,081	$11,078	$11,193
'24	$11,021	$10,798	$11,156
'24	$11,123	$10,981	$11,237
'24	$11,184	$11,085	$11,299
'24	$11,315	$11,344	$11,433
'24	$11,407	$11,507	$11,538
'24	$11,499	$11,661	$11,634
'24	$11,414	$11,372	$11,568
'24	$11,477	$11,493	$11,607
'24	$11,472	$11,304	$11,631
'25	$11,536	$11,364	$11,684
'25	$11,641	$11,614	$11,766
'25	$11,650	$11,619	$11,820
'25	$11,673	$11,664	$11,910
'25	$11,725	$11,581	$11,894
'25	$11,832	$11,759	$11,971
'25	$11,842	$11,728	$11,968
'25	$11,949	$11,868	$12,073
'25	$11,986	$11,998	$12,113

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.24%	1.92%	1.83%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.24%	1.92%	1.83%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-C

R-102969-2 (11/25)

DWS Short Duration Fund

Class R6: PPLZX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 5.39% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$13,292
$12,113
$11,998
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,012	$10,002	$9,997
'15	$9,990	$9,975	$9,977
'15	$9,956	$9,943	$9,964
'16	$9,911	$10,080	$10,016
'16	$9,911	$10,151	$10,025
'16	$9,992	$10,244	$10,061
'16	$10,050	$10,284	$10,075
'16	$10,062	$10,286	$10,068
'16	$10,120	$10,471	$10,129
'16	$10,143	$10,537	$10,131
'16	$10,156	$10,525	$10,120
'16	$10,179	$10,519	$10,131
'16	$10,180	$10,439	$10,127
'16	$10,146	$10,192	$10,085
'16	$10,170	$10,206	$10,092
'17	$10,207	$10,226	$10,111
'17	$10,243	$10,295	$10,127
'17	$10,268	$10,290	$10,133
'17	$10,294	$10,369	$10,151
'17	$10,319	$10,449	$10,168
'17	$10,343	$10,438	$10,164
'17	$10,379	$10,483	$10,190
'17	$10,391	$10,577	$10,211
'17	$10,415	$10,527	$10,198
'17	$10,426	$10,533	$10,196
'17	$10,425	$10,519	$10,174
'17	$10,424	$10,568	$10,177
'18	$10,434	$10,446	$10,150
'18	$10,409	$10,347	$10,141
'18	$10,408	$10,413	$10,157
'18	$10,420	$10,336	$10,146
'18	$10,432	$10,410	$10,184
'18	$10,443	$10,397	$10,185
'18	$10,467	$10,399	$10,191
'18	$10,491	$10,466	$10,226
'18	$10,517	$10,399	$10,219
'18	$10,518	$10,317	$10,230
'18	$10,494	$10,378	$10,260
'18	$10,507	$10,569	$10,340
'19	$10,596	$10,681	$10,380
'19	$10,647	$10,675	$10,396
'19	$10,736	$10,880	$10,464
'19	$10,775	$10,883	$10,488
'19	$10,841	$11,076	$10,561
'19	$10,919	$11,215	$10,620
'19	$10,934	$11,240	$10,613
'19	$11,025	$11,531	$10,699
'19	$11,032	$11,470	$10,693
'19	$11,071	$11,504	$10,730
'19	$11,070	$11,498	$10,730
'19	$11,108	$11,490	$10,756
'20	$11,198	$11,711	$10,816
'20	$11,248	$11,922	$10,904
'20	$10,669	$11,852	$10,938
'20	$10,901	$12,063	$11,007
'20	$11,106	$12,119	$11,044
'20	$11,259	$12,195	$11,066
'20	$11,360	$12,377	$11,087
'20	$11,436	$12,277	$11,091
'20	$11,447	$12,271	$11,092
'20	$11,457	$12,216	$11,094
'20	$11,559	$12,336	$11,105
'20	$11,621	$12,353	$11,115
'21	$11,657	$12,264	$11,119
'21	$11,679	$12,087	$11,115
'21	$11,673	$11,936	$11,110
'21	$11,707	$12,030	$11,119
'21	$11,728	$12,070	$11,132
'21	$11,736	$12,155	$11,115
'21	$11,744	$12,290	$11,134
'21	$11,752	$12,267	$11,134
'21	$11,745	$12,161	$11,125
'21	$11,711	$12,157	$11,088
'21	$11,692	$12,193	$11,079
'21	$11,698	$12,162	$11,062
'22	$11,611	$11,900	$10,983
'22	$11,524	$11,767	$10,935
'22	$11,384	$11,441	$10,787
'22	$11,311	$11,006	$10,729
'22	$11,293	$11,077	$10,795
'22	$11,183	$10,904	$10,719
'22	$11,305	$11,170	$10,775
'22	$11,226	$10,854	$10,691
'22	$11,038	$10,385	$10,561
'22	$11,015	$10,251	$10,547
'22	$11,171	$10,628	$10,634
'22	$11,205	$10,580	$10,654
'23	$11,406	$10,905	$10,740
'23	$11,331	$10,623	$10,660
'23	$11,410	$10,893	$10,815
'23	$11,476	$10,959	$10,852
'23	$11,446	$10,840	$10,819
'23	$11,458	$10,801	$10,775
'23	$11,555	$10,794	$10,820
'23	$11,584	$10,725	$10,859
'23	$11,556	$10,452	$10,854
'23	$11,530	$10,287	$10,888
'23	$11,745	$10,753	$11,014
'23	$11,935	$11,165	$11,146
'24	$12,025	$11,134	$11,189
'24	$12,014	$10,977	$11,148
'24	$12,091	$11,078	$11,193
'24	$12,022	$10,798	$11,156
'24	$12,143	$10,981	$11,237
'24	$12,221	$11,085	$11,299
'24	$12,374	$11,344	$11,433
'24	$12,501	$11,507	$11,538
'24	$12,612	$11,661	$11,634
'24	$12,517	$11,372	$11,568
'24	$12,611	$11,493	$11,607
'24	$12,618	$11,304	$11,631
'25	$12,699	$11,364	$11,684
'25	$12,811	$11,614	$11,766
'25	$12,833	$11,619	$11,820
'25	$12,885	$11,664	$11,910
'25	$12,954	$11,581	$11,894
'25	$13,069	$11,759	$11,971
'25	$13,092	$11,728	$11,968
'25	$13,223	$11,868	$12,073
'25	$13,292	$11,998	$12,113

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	5.39%	3.03%	2.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-R6

R-102969-2 (11/25)

DWS Short Duration Fund

Class S: DBPIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.49%

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.27% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
$13,237
$12,113
$11,998
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,012	$10,002	$9,997
'15	$9,990	$9,975	$9,977
'15	$9,956	$9,943	$9,964
'16	$9,911	$10,080	$10,016
'16	$9,911	$10,151	$10,025
'16	$9,992	$10,244	$10,061
'16	$10,050	$10,284	$10,075
'16	$10,062	$10,286	$10,068
'16	$10,120	$10,471	$10,129
'16	$10,132	$10,537	$10,131
'16	$10,156	$10,525	$10,120
'16	$10,179	$10,519	$10,131
'16	$10,180	$10,439	$10,127
'16	$10,158	$10,192	$10,085
'16	$10,171	$10,206	$10,092
'17	$10,207	$10,226	$10,111
'17	$10,244	$10,295	$10,127
'17	$10,269	$10,290	$10,133
'17	$10,294	$10,369	$10,151
'17	$10,331	$10,449	$10,168
'17	$10,343	$10,438	$10,164
'17	$10,379	$10,483	$10,190
'17	$10,403	$10,577	$10,211
'17	$10,427	$10,527	$10,198
'17	$10,438	$10,533	$10,196
'17	$10,425	$10,519	$10,174
'17	$10,436	$10,568	$10,177
'18	$10,435	$10,446	$10,150
'18	$10,409	$10,347	$10,141
'18	$10,409	$10,413	$10,157
'18	$10,421	$10,336	$10,146
'18	$10,432	$10,410	$10,184
'18	$10,444	$10,397	$10,185
'18	$10,480	$10,399	$10,191
'18	$10,504	$10,466	$10,226
'18	$10,517	$10,399	$10,219
'18	$10,518	$10,317	$10,230
'18	$10,495	$10,378	$10,260
'18	$10,508	$10,569	$10,340
'19	$10,609	$10,681	$10,380
'19	$10,647	$10,675	$10,396
'19	$10,736	$10,880	$10,464
'19	$10,788	$10,883	$10,488
'19	$10,854	$11,076	$10,561
'19	$10,919	$11,215	$10,620
'19	$10,934	$11,240	$10,613
'19	$11,026	$11,531	$10,699
'19	$11,032	$11,470	$10,693
'19	$11,071	$11,504	$10,730
'19	$11,083	$11,498	$10,730
'19	$11,108	$11,490	$10,756
'20	$11,210	$11,711	$10,816
'20	$11,248	$11,922	$10,904
'20	$10,683	$11,852	$10,938
'20	$10,914	$12,063	$11,007
'20	$11,119	$12,119	$11,044
'20	$11,259	$12,195	$11,066
'20	$11,373	$12,377	$11,087
'20	$11,436	$12,277	$11,091
'20	$11,446	$12,271	$11,092
'20	$11,457	$12,216	$11,094
'20	$11,558	$12,336	$11,105
'20	$11,621	$12,353	$11,115
'21	$11,656	$12,264	$11,119
'21	$11,677	$12,087	$11,115
'21	$11,672	$11,936	$11,110
'21	$11,706	$12,030	$11,119
'21	$11,739	$12,070	$11,132
'21	$11,734	$12,155	$11,115
'21	$11,754	$12,290	$11,134
'21	$11,762	$12,267	$11,134
'21	$11,756	$12,161	$11,125
'21	$11,722	$12,157	$11,088
'21	$11,689	$12,193	$11,079
'21	$11,696	$12,162	$11,062
'22	$11,622	$11,900	$10,983
'22	$11,522	$11,767	$10,935
'22	$11,395	$11,441	$10,787
'22	$11,309	$11,006	$10,729
'22	$11,304	$11,077	$10,795
'22	$11,193	$10,904	$10,719
'22	$11,300	$11,170	$10,775
'22	$11,234	$10,854	$10,691
'22	$11,031	$10,385	$10,561
'22	$11,007	$10,251	$10,547
'22	$11,175	$10,628	$10,634
'22	$11,208	$10,580	$10,654
'23	$11,393	$10,905	$10,740
'23	$11,317	$10,623	$10,660
'23	$11,395	$10,893	$10,815
'23	$11,473	$10,959	$10,852
'23	$11,441	$10,840	$10,819
'23	$11,452	$10,801	$10,775
'23	$11,534	$10,794	$10,820
'23	$11,575	$10,725	$10,859
'23	$11,546	$10,452	$10,854
'23	$11,518	$10,287	$10,888
'23	$11,717	$10,753	$11,014
'23	$11,919	$11,165	$11,146
'24	$11,993	$11,134	$11,189
'24	$11,981	$10,977	$11,148
'24	$12,057	$11,078	$11,193
'24	$12,002	$10,798	$11,156
'24	$12,108	$10,981	$11,237
'24	$12,185	$11,085	$11,299
'24	$12,338	$11,344	$11,433
'24	$12,463	$11,507	$11,538
'24	$12,575	$11,661	$11,634
'24	$12,492	$11,372	$11,568
'24	$12,570	$11,493	$11,607
'24	$12,576	$11,304	$11,631
'25	$12,656	$11,364	$11,684
'25	$12,766	$11,614	$11,766
'25	$12,787	$11,619	$11,820
'25	$12,838	$11,664	$11,910
'25	$12,906	$11,581	$11,894
'25	$13,034	$11,759	$11,971
'25	$13,041	$11,728	$11,968
'25	$13,186	$11,868	$12,073
'25	$13,237	$11,998	$12,113

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.27%	2.95%	2.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-S

R-102969-2 (11/25)

DWS Short Duration Fund

Institutional Class: PPILX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 5.38% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.

The Bloomberg 1–3 Year Government/Credit Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year Government/Credit Index
$1,350,000
$1,080,000
$810,000
$540,000
$270,000
$0
$1,329,064
$1,211,316
$1,199,775
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,001,175	$1,000,166	$999,661
'15	$1,000,074	$997,524	$997,700
'15	$996,704	$994,300	$996,399
'16	$992,188	$1,007,983	$1,001,582
'16	$991,082	$1,015,133	$1,002,495
'16	$999,153	$1,024,447	$1,006,116
'16	$1,006,095	$1,028,379	$1,007,513
'16	$1,006,144	$1,028,643	$1,006,794
'16	$1,011,962	$1,047,125	$1,012,875
'16	$1,014,324	$1,053,745	$1,013,057
'16	$1,015,541	$1,052,540	$1,011,951
'16	$1,017,912	$1,051,923	$1,013,103
'16	$1,019,134	$1,043,877	$1,012,738
'16	$1,015,737	$1,019,185	$1,008,544
'16	$1,017,013	$1,020,622	$1,009,176
'17	$1,021,813	$1,022,625	$1,011,060
'17	$1,025,497	$1,029,498	$1,012,718
'17	$1,028,010	$1,028,958	$1,013,267
'17	$1,030,515	$1,036,899	$1,015,126
'17	$1,033,041	$1,044,880	$1,016,801
'17	$1,035,431	$1,043,828	$1,016,413
'17	$1,039,028	$1,048,320	$1,019,042
'17	$1,040,247	$1,057,723	$1,021,069
'17	$1,042,651	$1,052,685	$1,019,829
'17	$1,043,741	$1,053,295	$1,019,570
'17	$1,042,432	$1,051,943	$1,017,371
'17	$1,043,527	$1,056,771	$1,017,697
'18	$1,043,416	$1,044,600	$1,014,996
'18	$1,040,865	$1,034,698	$1,014,070
'18	$1,042,019	$1,041,334	$1,015,662
'18	$1,043,175	$1,033,589	$1,014,613
'18	$1,044,335	$1,040,966	$1,018,388
'18	$1,044,261	$1,039,686	$1,018,504
'18	$1,047,896	$1,039,933	$1,019,062
'18	$1,050,298	$1,046,624	$1,022,637
'18	$1,052,856	$1,039,884	$1,021,913
'18	$1,052,955	$1,031,666	$1,023,029
'18	$1,050,582	$1,037,825	$1,025,985
'18	$1,051,921	$1,056,891	$1,033,964
'19	$1,060,775	$1,068,115	$1,038,009
'19	$1,065,902	$1,067,496	$1,039,622
'19	$1,074,793	$1,087,994	$1,046,435
'19	$1,078,761	$1,088,273	$1,048,836
'19	$1,085,308	$1,107,592	$1,056,093
'19	$1,093,112	$1,121,501	$1,061,969
'19	$1,094,636	$1,123,968	$1,061,334
'19	$1,103,755	$1,153,092	$1,069,880
'19	$1,104,444	$1,146,951	$1,069,305
'19	$1,108,340	$1,150,406	$1,073,045
'19	$1,108,279	$1,149,820	$1,073,009
'19	$1,112,071	$1,149,019	$1,075,632
'20	$1,121,054	$1,171,131	$1,081,572
'20	$1,126,138	$1,192,210	$1,090,404
'20	$1,068,151	$1,185,194	$1,093,791
'20	$1,091,309	$1,206,262	$1,100,695
'20	$1,111,887	$1,211,878	$1,104,381
'20	$1,127,181	$1,219,512	$1,106,606
'20	$1,137,336	$1,237,728	$1,108,654
'20	$1,143,629	$1,227,737	$1,109,085
'20	$1,144,679	$1,227,064	$1,109,179
'20	$1,147,026	$1,221,585	$1,109,371
'20	$1,155,892	$1,233,571	$1,110,478
'20	$1,162,133	$1,235,271	$1,111,489
'21	$1,166,990	$1,226,414	$1,111,864
'21	$1,169,149	$1,208,704	$1,111,515
'21	$1,168,598	$1,193,611	$1,111,014
'21	$1,171,982	$1,203,040	$1,111,874
'21	$1,174,026	$1,206,971	$1,113,215
'21	$1,174,796	$1,215,451	$1,111,499
'21	$1,175,515	$1,229,041	$1,113,382
'21	$1,176,318	$1,226,701	$1,113,407
'21	$1,175,625	$1,216,080	$1,112,490
'21	$1,172,239	$1,215,745	$1,108,832
'21	$1,170,257	$1,219,342	$1,107,930
'21	$1,170,941	$1,216,222	$1,106,232
'22	$1,162,220	$1,190,020	$1,098,314
'22	$1,153,520	$1,176,744	$1,093,513
'22	$1,139,485	$1,144,052	$1,078,696
'22	$1,132,198	$1,100,637	$1,072,903
'22	$1,130,361	$1,107,734	$1,079,483
'22	$1,119,335	$1,090,356	$1,071,881
'22	$1,130,192	$1,116,998	$1,077,509
'22	$1,123,627	$1,085,435	$1,069,106
'22	$1,104,827	$1,038,537	$1,056,054
'22	$1,101,172	$1,025,086	$1,054,725
'22	$1,118,137	$1,062,784	$1,063,422
'22	$1,121,560	$1,057,990	$1,065,447
'23	$1,140,260	$1,090,538	$1,074,010
'23	$1,134,154	$1,062,342	$1,066,016
'23	$1,140,656	$1,089,328	$1,081,526
'23	$1,148,667	$1,095,930	$1,085,223
'23	$1,145,650	$1,083,997	$1,081,898
'23	$1,146,861	$1,080,131	$1,077,508
'23	$1,155,241	$1,079,378	$1,082,026
'23	$1,159,487	$1,072,484	$1,085,867
'23	$1,156,737	$1,045,230	$1,085,353
'23	$1,154,097	$1,028,735	$1,088,766
'23	$1,174,224	$1,075,323	$1,101,431
'23	$1,194,656	$1,116,485	$1,114,588
'24	$1,202,227	$1,113,419	$1,118,929
'24	$1,201,159	$1,097,688	$1,114,845
'24	$1,208,931	$1,107,824	$1,119,287
'24	$1,203,539	$1,079,842	$1,115,555
'24	$1,215,648	$1,098,149	$1,123,664
'24	$1,223,472	$1,108,545	$1,129,948
'24	$1,238,852	$1,134,437	$1,143,344
'24	$1,249,996	$1,150,739	$1,153,755
'24	$1,261,176	$1,166,147	$1,163,371
'24	$1,253,066	$1,137,228	$1,156,778
'24	$1,260,996	$1,149,252	$1,160,655
'24	$1,263,208	$1,130,444	$1,163,137
'25	$1,271,362	$1,136,441	$1,168,443
'25	$1,282,493	$1,161,445	$1,176,645
'25	$1,284,678	$1,161,882	$1,182,041
'25	$1,288,403	$1,166,448	$1,190,992
'25	$1,295,293	$1,158,096	$1,189,440
'25	$1,308,334	$1,175,903	$1,197,050
'25	$1,310,625	$1,172,801	$1,196,812
'25	$1,323,753	$1,186,828	$1,207,298
'25	$1,329,064	$1,199,775	$1,211,316

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	5.38%	3.03%	2.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRA-I

R-102969-2 (11/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Short Duration Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$41,742	$0	$7,629	$0
2024	$41,742	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$881,203	$0
2024	$0	$492,566	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$881,203	$0	$888,832
2024	$7,629	$492,566	$0	$500,195

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2025
Annual Financial Statements and Other Information
DWS Short Duration Fund

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
53	Report of Independent Registered Public Accounting Firm
55	Tax Information
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Short Duration Fund

Investment Portfolioas of September 30, 2025

	Principal Amount ($)	Value ($)
Corporate Bonds 50.6%
Communication Services 0.7%
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	610,000	605,206
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027	480,000	479,461
144A, 8.875%, 2/1/2030	1,107,000	1,093,407
DISH Network Corp., 144A, 11.75%, 11/15/2027	500,000	529,129
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028	600,000	560,989
Match Group Holdings II LLC, 144A, 4.625%, 6/1/2028 (a)	1,150,000	1,129,678
NTT Finance Corp., 144A, 4.567%, 7/16/2027	1,054,000	1,061,601
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,413,151
Univision Communications, Inc.:
144A, 4.5%, 5/1/2029	580,000	547,072
144A, 8.0%, 8/15/2028	550,000	569,921
		7,989,615
Consumer Discretionary 5.3%
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028	550,000	532,128
Carnival Corp., 144A, 4.0%, 8/1/2028	555,000	547,067
Carvana Co., 144A, 14.0% PIK until 8/15/25, 9.0% cash until 6/1/2031	188,823	213,791
Ford Motor Credit Co. LLC:
4.0%, 11/13/2030	1,400,000	1,305,935
5.303%, 9/6/2029	2,000,000	1,995,017
5.73%, 9/5/2030	3,000,000	3,024,692
5.8%, 3/5/2027	1,450,000	1,464,669
5.85%, 5/17/2027	3,500,000	3,543,268
6.95%, 3/6/2026	750,000	755,972
General Motors Financial Co., Inc.:
4.9%, 10/6/2029	2,174,000	2,199,132
5.05%, 4/4/2028	4,000,000	4,064,302
5.35%, 1/7/2030	3,000,000	3,072,955
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	5,055,830
144A, 5.0%, 1/7/2028	5,000,000	5,070,116
144A, 5.275%, 6/24/2027	4,000,000	4,061,682
Las Vegas Sands Corp.:
5.625%, 6/15/2028	1,290,000	1,318,832
5.9%, 6/1/2027	1,500,000	1,530,319
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	3

	Principal Amount ($)	Value ($)
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030	2,173,000	2,214,917
Marriott International, Inc., 4.2%, 7/15/2027	1,969,000	1,975,098
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	491,446
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028	680,000	625,878
NCL Corp. Ltd., 144A, 5.875%, 1/15/2031	857,000	856,968
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	739,463
Odeon Finco PLC, 144A, 12.75%, 11/1/2027	500,000	517,875
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032	201,000	208,115
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,124,465
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	558,655
Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,098,113
144A, 5.35%, 3/17/2028	1,013,000	1,025,798
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,007,430
Volkswagen Group of America Finance LLC:
144A, 4.55%, 9/11/2028	3,000,000	3,009,731
144A, 4.85%, 8/15/2027	4,000,000	4,035,747
		59,245,406
Consumer Staples 0.6%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,724,531
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028	600,000	542,746
Coty, Inc.:
144A, 4.75%, 1/15/2029	2,000,000	1,957,439
144A, 5.0%, 4/15/2026	220,000	219,335
Imperial Brands Finance PLC, 144A, 4.5%, 6/30/2028	1,983,000	1,995,742
		6,439,793
Energy 5.7%
APA Corp., 4.375%, 10/15/2028	2,000,000	1,949,729
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	882,000	896,695
Boardwalk Pipelines LP, 3.4%, 2/15/2031	4,000,000	3,745,912
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,015,818
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,834,236
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,463,496
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,257,564
EQT Corp., 6.375%, 4/1/2029	3,500,000	3,629,453
Expand Energy Corp., 144A, 5.875%, 2/1/2029	4,500,000	4,516,727
Genesis Energy LP, 8.25%, 1/15/2029	530,000	552,745
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	859,147
The accompanying notes are an integral part of the financial statements.

4	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	3,000,000	3,012,837
4.85%, 12/1/2029	4,000,000	3,983,143
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	3,000,000	2,907,713
HF Sinclair Corp.:
5.5%, 9/1/2032	1,170,000	1,189,286
5.75%, 1/15/2031	1,486,000	1,538,048
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	680,518
Occidental Petroleum Corp., 5.2%, 8/1/2029	2,000,000	2,029,396
ONEOK, Inc., 144A, 5.625%, 1/15/2028	4,000,000	4,086,867
Repsol E&P Capital Markets U.S. LLC, 144A, 5.204%, 9/16/2030	951,000	957,884
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,922,000	1,938,453
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,070,242
Sunoco LP, 144A, 5.625%, 3/15/2031	191,000	189,591
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	361,539	371,888
Transocean International Ltd.:
144A, 7.875%, 10/15/2032 (b)	59,000	59,000
144A, 8.0%, 2/1/2027	183,000	182,746
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030 (a)	1,500,000	1,552,148
Viper Energy Partners LLC, 4.9%, 8/1/2030	3,000,000	3,022,370
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,156,111
Woodside Finance Ltd., 5.4%, 5/19/2030	4,907,000	5,039,172
		63,688,935
Financials 27.8%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	2,000,000	1,983,731
2.45%, 10/29/2026	2,110,000	2,073,043
3.3%, 1/30/2032	1,200,000	1,105,072
6.95%, 3/10/2055	5,000,000	5,233,486
AIB Group PLC:
144A, 5.32%, 5/15/2031	6,000,000	6,177,431
144A, 6.608%, 9/13/2029	800,000	849,230
Air Lease Corp., Series C, 4.125%, Perpetual	1,000,000	966,520
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,821,345
144A, 5.25%, 3/15/2030	957,000	976,263
144A, 6.5%, 7/18/2028	1,350,000	1,418,633
Ally Financial, Inc.:
5.737%, 5/15/2029	552,000	565,018
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	5

	Principal Amount ($)	Value ($)
6.992%, 6/13/2029	8,000,000	8,446,863
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,917,431
Ares Capital Corp.:
5.5%, 9/1/2030	3,000,000	3,036,553
5.95%, 7/15/2029	1,150,000	1,188,132
7.0%, 1/15/2027	3,050,000	3,139,476
Ares Strategic Income Fund, 144A, 4.85%, 1/15/2029	6,000,000	5,937,726
Aviation Capital Group LLC, 144A, 4.8%, 10/24/2030	3,016,000	3,013,238
Avolon Holdings Funding Ltd.:
144A, 4.9%, 10/10/2030	4,000,000	4,021,886
144A, 4.95%, 1/15/2028	3,000,000	3,030,118
144A, 5.375%, 5/30/2030	1,257,000	1,289,412
144A, 5.75%, 3/1/2029	4,000,000	4,141,241
144A, 6.375%, 5/4/2028	1,330,000	1,387,347
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/2030	4,000,000	4,020,463
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029	921,000	958,310
Bank of America Corp.:
5.933%, 9/15/2027	3,000,000	3,049,734
6.22%, 9/15/2026	3,000,000	3,057,568
Barclays PLC:
4.375%, Perpetual	3,000,000	2,877,995
4.837%, 9/10/2028	674,000	680,819
5.086%, 2/25/2029	2,029,000	2,065,446
6.49%, 9/13/2029	2,408,000	2,550,433
BGC Group, Inc.:
144A, 6.15%, 4/2/2030	3,843,000	3,937,277
6.6%, 6/10/2029 (a)	3,500,000	3,640,200
Blackstone Private Credit Fund:
4.95%, 9/26/2027	1,470,000	1,478,077
5.6%, 11/22/2029	3,000,000	3,052,648
5.95%, 7/16/2029	2,224,000	2,287,947
7.3%, 11/27/2028	1,500,000	1,602,259
Blackstone Secured Lending Fund:
5.3%, 6/30/2030	2,956,000	2,976,735
5.35%, 4/13/2028	3,000,000	3,041,037
5.875%, 11/15/2027	1,640,000	1,680,479
Block, Inc., 144A, 6.0%, 8/15/2033	415,000	424,977
Blue Owl Credit Income Corp., 6.6%, 9/15/2029	6,820,000	7,110,269
BNP Paribas SA, 144A, 4.792%, 5/9/2029	2,674,000	2,698,903
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	500,560
The accompanying notes are an integral part of the financial statements.

6	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
144A, 5.389%, 5/28/2031	5,000,000	5,129,722
Brown & Brown, Inc., 4.7%, 6/23/2028	3,000,000	3,028,643
Capital One Financial Corp.:
4.1%, 2/9/2027	1,291,000	1,288,855
7.149%, 10/29/2027	980,000	1,009,342
Capital One NA, 5.974%, 8/9/2028	5,100,000	5,280,930
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031 (b)	4,000,000	3,976,675
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,843,510
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	531,124
Citadel Securities Global Holdings LLC, 144A, 5.5%, 6/18/2030	2,000,000	2,052,716
Citigroup, Inc., 4.643%, 5/7/2028	4,000,000	4,027,664
Credit Agricole SA, 144A, 3.25%, 1/14/2030	2,000,000	1,886,881
Danske Bank A/S, 144A, 4.42%, 9/12/2031	4,000,000	3,961,957
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,285,087
F&G Global Funding, 144A, 4.65%, 9/8/2028	1,395,000	1,399,939
Fortitude Global Funding, 144A, 4.625%, 10/6/2028 (b)	6,000,000	6,003,789
Goldman Sachs Private Credit Corp., 144A, 5.875%, 5/6/2028 (a)	3,000,000	3,044,601
Golub Capital Private Credit Fund, 144A, 5.45%, 8/15/2028	4,000,000	4,020,884
Hercules Capital, Inc., 6.0%, 6/16/2030	4,138,000	4,220,560
HPS Corporate Lending Fund:
144A, 5.3%, 6/5/2027	3,000,000	3,015,983
5.45%, 1/14/2028	3,571,000	3,603,472
HSBC Holdings PLC:
4.7%, Perpetual (a)	3,000,000	2,830,182
4.899%, 3/3/2029 (a)	3,000,000	3,043,562
6.0%, Perpetual (a)	500,000	501,941
7.336%, 11/3/2026	3,000,000	3,007,116
ING GROEP NV:
4.858%, 3/25/2029	4,000,000	4,053,023
6.083%, 9/11/2027	2,910,000	2,959,705
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028	3,425,000	3,378,327
144A, 7.0%, 11/21/2025	1,340,000	1,344,875
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,196,360
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,977,955
Lloyds Banking Group PLC:
4.818%, 6/13/2029	5,637,000	5,715,687
5.985%, 8/7/2027	1,140,000	1,156,316
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	2,027,959
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	7

	Principal Amount ($)	Value ($)
144A, 6.4%, 3/26/2029	4,000,000	4,212,467
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 5.1% (c), 9/23/2027	6,000,000	6,017,569
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,986,461
Morgan Stanley, 4.994%, 4/12/2029	3,000,000	3,059,921
Nationwide Building Society, 144A, 4.649%, 7/14/2029	5,000,000	5,040,852
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,303,766
5.847%, 3/2/2027	1,200,000	1,207,177
Nomura Holdings, Inc., 1 day USD SOFR + 1.25%, 5.615% (c), 7/2/2027	4,500,000	4,536,634
Rocket Mortgage LLC, 144A, 3.625%, 3/1/2029	1,180,000	1,125,397
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,941,303
5.741%, 3/20/2031	4,000,000	4,129,504
6.124%, 5/31/2027	611,000	617,403
6.565%, 6/12/2029	2,659,000	2,787,114
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	3,620,000	3,552,561
SBL Holdings, Inc., 144A, 5.9%, 9/26/2028	4,000,000	4,016,687
SLM Corp., 3.125%, 11/2/2026	1,205,000	1,180,473
Societe Generale SA:
144A, 5.249%, 5/22/2029	2,129,000	2,164,881
144A, 5.5%, 4/13/2029	3,000,000	3,063,193
144A, 5.519%, 1/19/2028	3,000,000	3,040,141
Standard Chartered PLC:
144A, 4.75%, Perpetual	635,000	596,152
144A, 5.688%, 5/14/2028	1,680,000	1,714,890
144A, 6.17%, 1/9/2027	2,120,000	2,129,454
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,383,312
Stellantis Financial Services U.S. Corp., 144A, 5.4%, 9/15/2030	4,000,000	4,008,385
Synchrony Financial:
5.019%, 7/29/2029	3,500,000	3,530,177
5.15%, 3/19/2029	3,000,000	3,037,803
5.45%, 3/6/2031	1,372,000	1,398,021
The Goldman Sachs Group, Inc., 4.937%, 4/23/2028	2,000,000	2,023,413
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,936,937
Wells Fargo & Co., 4.97%, 4/23/2029	4,687,000	4,776,248
		312,734,969
Health Care 2.2%
180 Medical, Inc., 144A, 3.875%, 10/15/2029	5,000,000	4,786,482
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	4,500,000	4,483,959
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,170,000	1,107,990
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	1,170,000	1,135,649
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,099,486
CVS Pass-Through Trust, 6.036%, 12/10/2028 (a)	467,536	477,252
HCA, Inc., 5.625%, 9/1/2028	2,500,000	2,579,581
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,948,153
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (a)	575,000	547,687
Mylan, Inc., 4.55%, 4/15/2028	2,000,000	1,992,200
		25,158,439
Industrials 1.2%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,288,380
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,465,919
5.04%, 5/1/2027	3,000,000	3,032,138
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	43,333	43,280
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,150,591
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,063,486
Penske Truck Leasing Co. LP, 144A, 4.4%, 7/1/2027	2,440,000	2,446,177
		13,489,971
Information Technology 1.9%
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,520,517
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	575,000	580,187
144A, 9.0%, 9/30/2029	500,000	518,603
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	4,186,785
6.65%, 8/2/2026	2,230,000	2,263,144
CoreWeave, Inc., 144A, 9.0%, 2/1/2031	852,000	873,197
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	5,178,761
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,853,342
Global Payments, Inc., 4.95%, 8/15/2027	910,000	920,879
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	613,556
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,217,288
		21,726,259
Materials 2.4%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	219,353
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,293,565
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	3,430,000	3,559,416
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,189,017
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030	634,000	662,642
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	1,190,000	1,153,267
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,699,178
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	580,000	579,286
Inversion Escrow Issuer LLC, 144A, 6.75%, 8/1/2032	582,000	573,336
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031 (b)	192,000	194,484
144A, 8.0%, 11/1/2027	575,000	586,094
Olin Corp., 5.625%, 8/1/2029 (a)	3,000,000	3,008,997
Olympus Water U.S. Holding Corp., 144A, 9.75%, 11/15/2028	1,000,000	1,049,500
SCIL IV LLC, 144A, 5.375%, 11/1/2026	550,000	549,556
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,684,142
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	1,110,000	1,175,650
Tronox, Inc., 144A, 4.625%, 3/15/2029	620,000	404,393
		27,581,876
Real Estate 0.8%
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,044,950
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,501,433
Service Properties Trust, (REIT), Zero Coupon , 9/30/2028	650,000	572,995
VICI Properties LP, (REIT), 4.75%, 4/1/2028	2,000,000	2,020,852
		9,140,230
Utilities 2.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,820,138
Calpine Corp., 144A, 5.125%, 3/15/2028	3,000,000	3,001,530
Edison International:
5.75%, 6/15/2027	2,000,000	2,023,359
6.25%, 3/15/2030	2,000,000	2,079,670
Eversource Energy, 4.6%, 7/1/2027	1,500,000	1,508,467
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033	4,000,000	4,034,769
NRG Energy, Inc., 144A, 4.734%, 10/15/2030 (b)	4,000,000	3,998,734
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029	1,145,000	1,121,025
144A, 5.05%, 12/30/2026	1,632,000	1,641,379
XPLR Infrastructure Operating Partners LP, 144A, 3.875%, 10/15/2026	590,000	581,531
		22,810,602
Total Corporate Bonds (Cost $561,618,899)		570,006,095
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 6.8%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	19,588	19,385
5.0%, 10/1/2055, TBA	11,010,000	10,918,727
5.5%, 10/1/2055, TBA	30,000,000	30,252,600
6.0%, 10/1/2054, TBA	10,000,000	10,216,500
Government National Mortgage Association:
5.5%, 10/1/2055, TBA	25,000,000	25,185,000
6.0%, 1/15/2039	12,395	13,101
7.0%, 6/20/2038	1,330	1,459
Total Mortgage-Backed Securities Pass-Throughs (Cost $76,871,709)		76,606,772
Asset-Backed 19.3%
Automobile Receivables 5.2%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2025-A, 144A, 4.844%, 6/15/2033	1,626,390	1,631,058
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	329,042	330,658
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	329,042	330,485
“C” , Series 2024-A, 144A, 6.022%, 5/17/2032	812,124	824,182
Avis Budget Rental Car Funding AESOP LLC:
“B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	833,333	830,258
“D” , Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,928,148
“C” , Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	318,550
“C” , Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	518,917
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.656% (c), 12/26/2031	115,868	116,295
CarMax Auto Owner Trust, “C” , Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,016,498
Carvana Auto Receivables Trust:
“D” , Series 2021-N3, 1.58%, 6/12/2028	1,705,451	1,657,704
“D” , Series 2021-N4, 2.3%, 9/11/2028	1,112,228	1,085,609
“E” , Series 2021-N1, 144A, 2.88%, 1/10/2028	2,749,346	2,715,893
“F” , Series 2021-N1, 144A, 4.55%, 1/10/2028	686,340	682,384
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,361,692
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,044,775
Chesapeake Funding II LLC, “C” , Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,502,868
Consumer Portfolio Services Auto Trust, “B” , Series 2025-B, 144A, 4.79%, 11/15/2029	1,130,000	1,136,792
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
CPS Auto Receivables Trust:
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	194,356	194,324
“C” , Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,914,649
Exeter Automobile Receivables Trust:
“E” , Series 2021-1A, 144A, 2.21%, 2/15/2028	2,597,142	2,594,699
“E” , Series 2021-4A, 144A, 4.02%, 1/17/2028	4,000,000	3,964,070
“C” , Series 2025-3A, 5.09%, 10/15/2031	614,000	621,547
Flagship Credit Auto Trust, “E” , Series 2019-3, 144A, 3.84%, 12/15/2026	807,151	806,665
Ford Credit Auto Owner Trust:
“C” , Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	98,534
“C” , Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,167,425
“D” , Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	882,655
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,045,560
Hertz Vehicle Financing III LLC, “D” , Series 2023-3A, 144A, 9.43%, 2/25/2028	1,550,000	1,597,807
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2025-2, 144A, 4.835%, 9/20/2033	2,907,612	2,914,725
“B1” , Series 2025-1, 144A, 4.957%, 3/21/2033	1,414,613	1,423,175
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	960,021	969,343
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	600,471	610,311
OCCU Auto Receivables Trust, “A3” , Series 2025-1A, 144A, 4.81%, 11/15/2029	1,550,000	1,561,478
Onemain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	349,440	349,343
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	650,265
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	600,930
Santander Bank Auto Credit-Linked Notes, “C” , Series 2023-B, 144A, 5.933%, 12/15/2033	997,020	1,007,940
Santander Consumer Auto Receivables Trust:
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	38,788	38,620
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	392,326	389,535
“E” , Series 2021-AA, 144A, 3.28%, 3/15/2027	1,750,000	1,741,222
Santander Drive Auto Receivables Trust:
“C” , Series 2022-5, 4.74%, 10/16/2028	418,108	418,479
“C” , Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,527,779
Securitized Term Auto Receivables Trust, “C” , Series 2025-A, 144A, 5.185%, 7/25/2031	708,763	715,057
U.S. Bank NA, “B” , Series 2023-1, 144A, 6.789%, 8/25/2032	560,822	567,347
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
United Auto Credit Securitization Trust, “B” , Series 2024-1, 144A, 6.57%, 6/10/2027	384,596	384,772
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	1,632,513	1,639,509
		58,430,531
Credit Card Receivables 1.7%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,006,217
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,320,122
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	3,250,000	3,260,376
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,986,783
Mercury Financial Credit Card Master Trust, “A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	4,420,000	4,454,625
Mission Lane Credit Card Master Trust:
“B” , Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,754,299
“C” , Series 2025-C, 144A, 5.37%, 12/16/2030 (b)	2,443,000	2,442,798
“C” , Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,002,558
“A” , Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,019,603
		19,247,381
Home Equity Loans 1.4%
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 4.405% (c), 1/15/2037	389,596	373,534
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 2.998%, 12/25/2036	1,556,850	1,263,445
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 5.322% (c), 12/25/2034	395,501	368,788
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 5.312% (c), 6/25/2034	1,508,945	1,558,602
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	2,302,913	2,308,404
“A1A” , Series 2025-CES2, 144A, 5.503%, 2/25/2055	2,854,869	2,880,572
“A1A” , Series 2025-CES1, 144A, 5.653%, 1/25/2045	2,163,539	2,188,823
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,505,958	1,519,432
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	17,756
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	85,544
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	9	9
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	3,506,736	3,546,742
		16,111,651
Miscellaneous 11.0%
AB BSL CLO 5 Ltd., “B” , Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (c), 1/20/2038	600,000	601,601
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.219% (c), 7/24/2037	2,700,000	2,708,653
Apidos CLO LIV Ltd., “B” , Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.772% (c), 10/20/2038	750,000	750,983
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.668% (c), 7/15/2037	2,500,000	2,507,865
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.664% (c), 4/26/2037	1,875,000	1,882,581
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.912% (c), 1/22/2038	2,000,000	2,003,488
Applebee’s Funding LLC, “A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,797,856
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,483,374
ARES LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.922% (c), 7/15/2038	2,000,000	2,005,356
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.835% (c), 7/20/2037	750,000	752,205
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 3 mo. USD Term SOFR + 2.212%, 6.537% (c), 10/20/2031	7,500,000	7,504,755
Battalion CLO XV Ltd., “BR” , Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.822% (c), 1/17/2033	2,500,000	2,497,700
Bryant Park Funding Ltd.:
“AR” , Series 2023-21A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.18% (c), 10/18/2038 (b)	1,500,000	1,500,657
“A1” , Series 2023-21A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.379% (c), 10/18/2036	900,000	900,000
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,256,254
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	2,497,479	1,739,851
CIFC Funding Ltd.:
“B” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (c), 10/24/2038	1,508,000	1,513,658
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.032% (c), 1/22/2038	1,325,000	1,331,755
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,828,490
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	1,092,000	1,104,228
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,932,999
Dell Equipment Finance Trust, “C” , Series 2025-1, 144A, 5.25%, 2/24/2031	1,100,000	1,116,957
Domino’s Pizza Master Issuer LLC, “A2II” , Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,099,623
Dryden 102 CLO Ltd., “BR” , Series 2023-102A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.5% (c), 10/15/2038	2,000,000	2,000,000
Elara HGV Timeshare Issuer LLC:
“A” , Series 2023-A, 144A, 6.16%, 2/25/2038	919,482	949,671
“C” , Series 2023-A, 144A, 7.3%, 2/25/2038	262,709	271,286
Elmwood CLO 43 Ltd., “B” , Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (c), 7/20/2038	1,234,000	1,239,472
Elmwood CLO II Ltd., “A2RR” , Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.875% (c), 10/20/2037	1,500,000	1,504,727
Empower CLO Ltd., “A1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.838% (c), 7/15/2037	1,412,000	1,416,420
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	761,691
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.695% (c), 10/20/2037	2,000,000	2,006,060
Garnet CLO 3 Ltd., “B” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.454% (c), 10/20/2038 (b)	2,000,000	2,000,000
Golub Capital Partners CLO 53B Ltd., “CR” , Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (c), 7/20/2034	2,400,000	2,380,634
Golub Capital Partners CLO 76 B Ltd., “A1” , Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.688% (c), 10/25/2037	2,000,000	2,006,220
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	255,158	253,144
“B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	1,959,533	1,991,297
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	520,832	529,276
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,235,855
HPEFS Equipment Trust:
“D” , Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	659,691
“C” , Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,509,156
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	1,975,000	1,932,253
Jersey Mike’s Funding LLC:
“A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,000,000	1,021,090
“A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	1,442,750	1,470,278
LCM XVI LP, “BR2” , Series 16A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.329% (c), 10/15/2031	2,120,000	2,125,361
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.885% (c), 10/21/2037	1,000,000	1,002,259
Mosaic Solar Loan Trust:
“A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	4,465,581	3,928,103
“A” , Series 2023-1A, 144A, 5.32%, 6/20/2053	113,799	108,486
“C” , Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	726,419
“A” , Series 2023-4A, 144A, 6.4%, 5/20/2053	396,066	397,747
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	156,718
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	91,915	88,516
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	70,481	68,931
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	192,152	190,648
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	473,632	465,713
“B” , Series 2025-1A, 144A, 5.21%, 9/22/2042	1,346,653	1,365,122
“B” , Series 2023-1A, 144A, 5.42%, 10/20/2040	825,902	835,809
“B” , Series 2024-1A, 144A, 5.51%, 2/20/2043	983,147	999,678
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	747,165
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	395,913	389,580
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	751,053	734,810
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	258,023	257,100
OCP CLO Ltd.:
“A2” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.868% (c), 10/16/2037	1,000,000	1,001,237
“B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.018% (c), 10/16/2037	1,000,000	1,003,265
“BR2” , Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.075% (c), 7/20/2037	250,000	250,777
Palmer Square CLO Ltd., “A1R” , Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.675% (c), 7/20/2037	2,300,000	2,307,558
Point Broadband Funding LLC, “A2” , Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,009,017
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (c), 7/20/2038	1,600,000	1,605,816
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.018% (c), 1/15/2040	2,400,000	2,411,609
Service Experts Issuer LLC, “A” , Series 2025-1A, 144A, 5.38%, 1/20/2037	1,732,743	1,738,706
Sesac Finance LLC, “A2” , Series 2025-1, 144A, 5.5%, 7/25/2055	800,000	796,828
Sixth Street CLO 29 Ltd., “B” , Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (c), 7/17/2038	929,000	931,632
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.725% (c), 1/20/2038	2,000,000	1,997,472
Sixth Street CLO XXV Ltd., “B” , Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 6.119% (c), 7/24/2037	2,700,000	2,710,084
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,256,311
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,165,319
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	2,438,000	2,443,785
Texas Debt Capital CLO Ltd., “A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.865% (c), 7/20/2038	2,200,000	2,202,845
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.848% (c), 4/25/2037	1,500,000	1,504,166
Voya CLO Ltd., “B” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2.0%, 6.318% (c), 4/15/2037	2,650,000	2,657,844
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,241,826
Zais CLO 13 Ltd., “A1AR” , Series 2019-13A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.618% (c), 7/15/2032	1,302,829	1,303,203
Zayo Issuer LLC:
“A2” , Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,036,874
“A2” , Series 2025-2A, 144A, 5.953%, 6/20/2055	1,500,000	1,542,868
		123,666,317
Total Asset-Backed (Cost $219,350,175)		217,455,880
Commercial Mortgage-Backed Securities 9.7%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	2,500,000	2,350,000
“C” , Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	1,000,000	930,000
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.863% (c), 12/5/2038	2,650,000	2,871,351
BAHA Trust, “A” , Series 2024-MAR, 144A, 6.171% (c), 12/10/2041	3,343,000	3,456,851
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
Bank, “A5” , Series 2021-BN34, 2.438%, 6/15/2063	500,000	438,771
BF Mortgage Trust, “B” , Series 2019-NYT, 144A, 1 mo. USD Term SOFR + 1.697%, 5.848% (c), 12/15/2035	500,000	490,656
BPR Trust:
“A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	909,139
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.415% (c), 9/15/2038	1,806,000	1,799,300
“C” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 5.965% (c), 9/15/2038	340,000	339,159
BX Commercial Mortgage Trust:
“A” , Series 2021-VIV5, 144A, 2.843%, 3/9/2044	375,000	346,359
“B” , Series 2020-VIV3, 144A, 3.662% (c), 3/9/2044	2,000,000	1,878,847
“A” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 5.196% (c), 4/15/2034	941,959	937,249
“B” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.496% (c), 4/15/2034	3,500,000	3,465,000
BX Trust:
“D” , Series 2019-OC11, 144A, 4.075% (c), 12/9/2041	2,500,000	2,364,367
“D” , Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 2.01%, 6.16% (c), 10/15/2036	1,725,000	1,725,000
BXP Trust:
“B” , Series 2021-601L, 144A, 2.868% (c), 1/15/2044	2,000,000	1,724,563
“A” , Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 5.048% (c), 11/15/2034	344,340	331,423
CFK Trust, “A” , Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,450,000	3,259,497
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	989,156	963,674
Credit Suisse Mortgage Trust, “B” , Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.765% (c), 10/15/2037	2,756,000	2,666,430
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	980,607
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 1 mo. USD Term SOFR + 1.077%, 5.228% (c), 6/15/2033	2,500,000	2,300,000
FHLMC Multifamily Structured Pass-Through Certificates:
“X1” , Series K058, Interest Only, 1.023% (c), 8/25/2026	21,111,355	118,825
“X1P” , Series KL05, Interest Only, 1.024% (c), 6/25/2029	17,800,000	534,945
Fontainebleau Miami Beach Mortgage Trust, “C” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 6.3% (c), 12/15/2039	533,000	533,500
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 2.0%, 6.356% (c), 1/25/2051	255,345	254,645
“M2” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.106% (c), 1/25/2051	1,808,000	1,861,992
GS Mortgage Securities Corp. Trust, “B” , Series 2021-IP, 144A, 1 mo. USD Term SOFR + 1.264%, 5.415% (c), 10/15/2036	3,000,000	2,985,147
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 4.004% (c), 7/10/2046	256,378	252,541
Hawaii Hotel Trust, “B” , Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.893% (c), 3/15/2042	750,000	750,469
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 6.091% (c), 5/15/2037	750,000	751,172
Hudson Yards Mortgage Trust:
“A” , Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,901,360
“C” , Series 2025-SPRL, 144A, 6.15% (c), 1/13/2040	540,000	559,252
ILPT Commercial Mortgage Trust, “C” , Series 2025-LPF2, 144A, 6.023% (c), 7/13/2042	1,000,000	1,016,564
IRV Trust, “C” , Series 2025-200P, 144A, 5.921% (c), 3/14/2047	1,905,000	1,892,075
JPMDB Commercial Mortgage Securities Trust:
“A5” , Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,650,890
“AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	960,107
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,262,354
“A” , Series 2016-NINE, 144A, 2.949% (c), 9/6/2038	1,500,000	1,475,272
“B” , Series 2016-NINE, 144A, 2.949% (c), 9/6/2038	5,000,000	4,907,780
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	944,667
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.407% (c), 6/15/2035	5,281,517	4,517,835
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.091% (c), 6/15/2039	4,000,000	4,007,500
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.22% (c), 8/15/2038	2,975,160	2,964,205
LEX Mortgage Trust, “A” , Series 2024-BBG, 144A, 5.036% (c), 10/13/2033	750,000	754,483
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	953,094
Morgan Stanley Bank of America Merrill Lynch Trust, “A3” , Series 2017-C33, 3.295%, 5/15/2050	2,118,545	2,097,405
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,855,500
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
MSWF Commercial Mortgage Trust, “XA” , Series 2023-2, Interest Only, 1.141% (c), 12/15/2056	15,176,192	868,954
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.515% (c), 1/15/2036	2,378,000	2,294,763
“B” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.765% (c), 1/15/2036	1,166,000	1,116,442
ROCK Trust:
“A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,225,045
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,134,388
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 5.891% (c), 5/15/2039	500,000	498,752
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,555,352
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.921% (c), 11/15/2036	500,000	498,750
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.593% (c), 2/15/2042	2,000,000	1,989,375
U.S. Bank C&I Credit-Linked Notes:
“B2” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.736% (c), 9/25/2032	2,000,000	2,001,521
“C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 6.286% (c), 9/25/2032	2,000,000	2,002,030
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 1.123% (c), 12/15/2050	22,102,949	397,466
“XA” , Series 2017-C1, Interest Only, 1.617% (c), 6/15/2050	15,634,476	250,571
WB Commercial Mortgage Trust, “A” , Series 2024-HQ, 144A, 6.134% (c), 3/15/2040	3,358,000	3,362,332
Wells Fargo Commercial Mortgage Trust:
“A2” , Series 2016-C34, 2.603%, 6/15/2049	43,631	43,549
“C” , Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.014%, 6.165% (c), 2/15/2040	2,051,200	2,055,602
“D” , Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.714%, 6.865% (c), 2/15/2040	800,000	799,564
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.729% (c), 7/15/2040	1,700,000	1,728,910
Total Commercial Mortgage-Backed Securities (Cost $109,167,067)		109,115,188
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Collateralized Mortgage Obligations 6.1%
Angel Oak Mortgage Trust, “A1” , Series 2021-1, 144A, 0.909%, 1/25/2066	368,280	321,413
Banc of America Mortgage Trust:
“2A3” , Series 2005-J, 5.533% (c), 11/25/2035	43,362	38,881
“2A8” , Series 2003-J, 5.758% (c), 11/25/2033	85,645	75,685
“A15” , Series 2006-2, 6.0%, 7/25/2046	4,676	4,165
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	906,890	820,798
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 5.732% (c), 1/25/2034	202,485	178,484
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 5.706% (c), 2/25/2050	1,708,981	1,669,035
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.906% (c), 2/25/2050	890,610	871,286
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	213,033	197,068
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	197,621	182,313
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	672,605	587,059
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 6.006% (c), 12/25/2041	500,000	502,265
“1M1” , Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 6.656% (c), 5/25/2043	2,124,546	2,168,375
“1B1” , Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 7.056% (c), 1/25/2044	1,000,000	1,023,658
“1M2” , Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 7.456% (c), 3/25/2042	250,000	256,835
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	33,992	33,809
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	477,404	405,116
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	1,909,139	1,605,733
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	457,412	434,824
Federal Home Loan Mortgage Corp.:
“AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	3,738,426	509,518
“AS” , Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 5.927% (c), 2/25/2055	3,297,605	3,361,861
“M2” , Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 7.121% (c), 1/25/2049	34,336	35,003
“M1B” , Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 7.598% (c), 4/25/2043	2,000,000	2,093,321
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	5,230,885	4,548,806
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,445,838	405,038
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,211,005	492,432
“DE” , Series 2014-18, 4.0%, 8/25/2042	158,536	157,245
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	630,453	49,739
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	31,466	4,667
“DU” , Series 2024-9, 5.5%, 3/25/2054	531,922	529,744
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (c), 12/25/2054	3,538,020	3,569,950
“AF” , Series 2025-1, 30 day USD SOFR Average + 1.85%, 6.0% (c), 2/25/2055	4,495,561	4,537,966
“1A6” , Series 2007-W8, 6.811% (c), 9/25/2037	220,249	229,178
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 6.156% (c), 11/25/2041	1,200,000	1,210,128
“M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.921% (c), 3/25/2049	209,210	212,139
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	542,641	468,877
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,577,914	1,008,211
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,607,289	442,431
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,977,277	719,023
“JI” , Series 2021-121, Interest Only, 2.5%, 7/20/2051	6,784,715	843,503
“HJ” , Series 2024-8, 5.0%, 1/20/2054	2,788,964	2,738,877
“UZ” , Series 2025-41, 6.0%, 3/20/2055	4,939,813	4,937,142
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	89,335	18,527
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	65,041	61,397
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	516,868	448,601
“A1” , Series 2022-NQM4, 144A, 4.767%, 6/25/2067	1,807,817	1,800,824
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.906% (c), 3/25/2051	1,115,829	1,101,740
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 6.156% (c), 3/25/2051	565,037	561,345
“M1” , Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.522% (c), 10/25/2057	1,876,753	1,932,718
“M4” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 7.106% (c), 3/25/2051	626,764	630,022
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust:
“A11” , Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 5.456% (c), 8/25/2052	2,375,155	2,256,677
“A1” , Series 2025-DSC1, 144A, 5.577% (c), 9/25/2065	1,922,899	1,941,107
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.606% (c), 12/25/2054	2,763,105	2,757,509
“6A1” , Series 2005-A6, 6.75% (c), 8/25/2035	127,556	125,793
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 6.404% (c), 12/25/2034	1,804	1,772
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	72,004	69,929
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	307,714	274,540
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	23,572	23,413
Sequoia Mortgage Trust:
“B4” , Series 2013-2, 3.637% (c), 2/25/2043	374,666	366,181
“A1” , Series 2025-3, 144A, 6.0%, 4/25/2055	2,058,462	2,085,371
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	175,230	167,311
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,970,820
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,421,251
Verus Securitization Trust, “A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	221,694	210,220
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	162,565	161,391
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.506% (c), 7/25/2059	3,516,234	3,704,514
Total Collateralized Mortgage Obligations (Cost $69,517,051)		69,574,700
Government & Agency Obligations 12.4%
Other Government Related (d) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,505,612
Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)	500,000	0
144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,505,612
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)		Value ($)
Sovereign Bonds 1.2%
Brazil Government International Bond, 5.5%, 11/6/2030		1,692,000	1,725,840
Colombia Government International Bond, 3.75%, 9/19/2028	EUR	4,000,000	4,685,912
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		1,492,000	1,513,724
Mexico Government International Bond:
4.75%, 3/22/2031		2,154,000	2,135,152
6.0%, 5/13/2030		447,000	469,261
Romania Government International Bond, 144A, 5.875%, 1/30/2029		3,000,000	3,082,436
			13,612,325
U.S. Treasury Obligations 11.0%
U.S. Treasury Bills, 3.884% (f), 3/19/2026 (g)		1,500,000	1,473,721
U.S. Treasury Notes:
0.375%, 11/30/2025		1,000,000	993,906
0.375%, 1/31/2026		5,000,000	4,940,488
0.625%, 3/31/2027		5,000,000	4,780,469
0.875%, 9/30/2026		4,000,000	3,889,469
1.25%, 4/30/2028		13,000,000	12,246,914
1.375%, 12/31/2028		15,000,000	13,965,820
1.5%, 8/15/2026		5,000,000	4,903,418
1.625%, 10/31/2026		8,000,000	7,825,000
1.625%, 8/15/2029		5,000,000	4,638,867
3.25%, 6/30/2029		10,000,000	9,850,391
3.375%, 9/15/2027		10,000,000	9,953,906
3.625%, 8/31/2027		10,000,000	9,999,609
3.875%, 7/31/2027		10,000,000	10,041,016
3.875%, 3/15/2028		4,000,000	4,025,156
4.5%, 5/15/2027		5,000,000	5,065,234
4.625%, 3/15/2026		4,500,000	4,515,082
5.25%, 11/15/2028		10,000,000	10,468,360
			123,576,826
Total Government & Agency Obligations (Cost 140,969,114)			139,694,763
Loan Participations and Assignments 0.4%
Senior Loans (c)
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.628%, 4/16/2029		1,494,916	1,487,650
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
TransDigm, Inc., Term Loan L, 3 mo. USD Term SOFR + 2.5%, 6.502%, 1/19/2032	992,481	993,116
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.916%, 8/1/2030	1,738,949	1,742,575
Total Loan Participations and Assignments (Cost $4,223,661)		4,223,341

	Shares	Value ($)
Exchange-Traded Funds 0.5%
SPDR Bloomberg Short Term High Yield Bond ETF (a) (Cost $5,501,250)	225,000	5,760,000
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (h) (i) (Cost $12,636,060)	12,636,060	12,636,060
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.18% (h) (Cost $19,063,325)	19,063,325	19,063,325

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $1,218,918,311)	108.6	1,224,136,124
Other Assets and Liabilities, Net	(8.6)	(97,291,188)
Net Assets	100.0	1,126,844,936
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2025 are as follows:
Value ($) at 9/30/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (h) (i)
9,054,067	3,581,993 (j)	—	—	—	148,331	—	12,636,060	12,636,060
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.18% (h)
25,301,224	496,892,140	503,130,039	—	—	1,256,375	—	19,063,325	19,063,325
34,355,291	500,474,133	503,130,039	—	—	1,404,706	—	31,699,385	31,699,385

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $12,229,622, which is 1.1% of net assets.

(b)	When-issued or delayed delivery securities included.
(c)
Variable or floating rate security. These securities are shown at their current rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	12/31/2025	503	104,891,032	104,824,414	(66,618)
At September 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2025	100	11,211,348	11,250,000	(38,652)
5 Year U.S. Treasury Note	USD	12/31/2025	100	10,901,315	10,919,531	(18,216)
Total unrealized depreciation						(56,868)

At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	9,000,000	USD	10,541,084	11/21/2025	(57,743)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$570,006,095	$—	$570,006,095
Mortgage-Backed Securities Pass-Throughs	—	76,606,772	—	76,606,772
Asset-Backed (a)	—	217,455,880	—	217,455,880
Commercial Mortgage-Backed Securities	—	109,115,188	—	109,115,188
Collateralized Mortgage Obligations	—	69,574,700	—	69,574,700
Government & Agency Obligations (a)	—	139,694,763	0	139,694,763
Loan Participations and Assignments	—	4,223,341	—	4,223,341
Exchange-Traded Funds	5,760,000	—	—	5,760,000
Short-Term Investments (a)	31,699,385	—	—	31,699,385
Total	$37,459,385	$1,186,676,739	$0	$1,224,136,124

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(123,486)	$—	$—	$(123,486)
Forward Foreign Currency Contracts	—	(57,743)	—	(57,743)
Total	$(123,486)	$(57,743)	$—	$(181,229)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Statement of Assets and Liabilities
as of September 30, 2025

Assets
Investments in non-affiliated securities, at value (cost $1,187,218,926) — including $12,229,622 of securities loaned	$1,192,436,739
Investment in DWS Government & Agency Securities Portfolio (cost $12,636,060)*	12,636,060
Investment in affiliated securities, at value (cost $19,063,325)	19,063,325
Cash	3,187,424
Foreign currency, at value (cost $1)	1
Receivable for investments sold	5,411,028
Receivable for Fund shares sold	4,379,001
Interest receivable	9,293,136
Affiliated securities lending income receivable	14,848
Receivable for variation margin on futures contracts	52,796
Other assets	44,457
Total assets	1,246,518,815
Liabilities
Payable upon return of securities loaned	12,636,060
Payable for investments purchased	7,362,841
Payable for investments purchased — when-issued/delayed-delivery securities	20,170,174
Payable for investments purchased — TBA purchase commitments	77,008,819
Payable for Fund shares redeemed	842,630
Unrealized depreciation on forward foreign currency contracts	57,743
Distributions payable	890,967
Accrued management fee	139,339
Accrued Trustees' fees	9,056
Other accrued expenses and payables	556,250
Total liabilities	119,673,879
Net assets, at value	$1,126,844,936
Net Assets Consist of
Distributable earnings (loss)	(168,695,786)
Paid-in capital	1,295,540,722
Net assets, at value	$1,126,844,936
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

Statement of Assets and Liabilities as of September 30, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($160,388,633 ÷ 18,893,956 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.49
Maximum offering price per share (100 ÷ 97.75 of $8.49)	$8.69
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,935,672 ÷ 1,405,750 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.49
Class R6
Net Asset Value, offering and redemption price per share ($9,099,457 ÷ 1,070,881 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.50
Class S
Net Asset Value, offering and redemption price per share ($219,930,508 ÷ 25,848,301 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.51
Institutional Class
Net Asset Value, offering and redemption price per share ($725,490,666 ÷ 85,436,106 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.49
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Statement of Operations
for the year ended September 30, 2025

Investment Income
Income:
Interest (net of foreign taxes withheld of $290)	$57,664,244
Dividends	426,864
Income distributions from affiliated securities	1,256,375
Affiliated securities lending income	148,331
Total income	59,495,814
Expenses:
Management fee	4,157,460
Administration fee	1,104,859
Services to shareholders	1,495,196
Distribution and service fees	516,301
Custodian fee	25,726
Professional fees	72,850
Reports to shareholders	72,423
Registration fees	120,315
Trustees' fees and expenses	35,989
Other	140,317
Total expenses before expense reductions	7,741,436
Expense reductions	(2,383,128)
Total expenses after expense reductions	5,358,308
Net investment income	54,137,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(393,743)
Futures	(2,392,523)
Forward foreign currency contracts	562,025
Foreign currency	(19,132)
(2,243,373)
Change in net unrealized appreciation (depreciation) on:
Investments	6,880,877
Futures	84
Forward foreign currency contracts	(57,743)
Foreign currency	(59)
6,823,159
Net gain (loss)	4,579,786
Net increase (decrease) in net assets resulting from operations	$58,717,292
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$54,137,506	$47,577,246
Net realized gain (loss)	(2,243,373)	(3,848,695)
Change in net unrealized appreciation (depreciation)	6,823,159	48,225,371
Net increase (decrease) in net assets resulting from operations	58,717,292	91,953,922
Distributions to shareholders:
Class A	(7,299,106)	(7,400,833)
Class C	(458,649)	(422,968)
Class R6	(460,773)	(369,617)
Class S	(11,855,263)	(12,266,464)
Institutional Class	(34,854,800)	(29,371,715)
Total distributions	(54,928,591)	(49,831,597)
Fund share transactions:
Proceeds from shares sold	523,073,323	582,069,500
Reinvestment of distributions	50,429,202	44,583,735
Payments for shares redeemed	(597,872,759)	(508,415,873)
Net increase (decrease) in net assets from Fund share transactions	(24,370,234)	118,237,362
Increase (decrease) in net assets	(20,581,533)	160,359,687
Net assets at beginning of period	1,147,426,469	987,066,782
Net assets at end of period	$1,126,844,936	$1,147,426,469

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.13	$8.08	$8.81	$8.78
Income (loss) from investment operations:
Net investment income[a]	.38	.35	.27	.14	.15
Net realized and unrealized gain (loss)	.03	.35	.07	(.69 )	.05
Total from investment operations	.41	.70	.34	(.55 )	.20
Less distributions from:
Net investment income	(.38 )	(.37 )	(.29 )	(.18 )	(.17 )
Net asset value, end of period	$8.49	$8.46	$8.13	$8.08	$8.81
Total Return (%)[b,c]	5.02	8.64	4.41	(6.32)	2.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	160	166	171	215	275
Ratio of expenses before expense reductions (%)	.88	.87	.87	.85	.85
Ratio of expenses after expense reductions (%)	.74	.73	.74	.75	.78
Ratio of net investment income (%)	4.49	4.24	3.25	1.68	1.64
Portfolio turnover rate (%)	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

DWS Short Duration Fund — Class C
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.14	$8.08	$8.81	$8.77
Income (loss) from investment operations:
Net investment income[a]	.31	.29	.21	.08	.08
Net realized and unrealized gain (loss)	.04	.34	.08	(.70 )	.06
Total from investment operations	.35	.63	.29	(.62 )	.14
Less distributions from:
Net investment income	(.32 )	(.31 )	(.23 )	(.11 )	(.10 )
Net asset value, end of period	$8.49	$8.46	$8.14	$8.08	$8.81
Total Return (%)[b,c]	4.24	7.83	3.59	(7.06)	1.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	11	11	20
Ratio of expenses before expense reductions (%)	1.63	1.62	1.63	1.61	1.59
Ratio of expenses after expense reductions (%)	1.49	1.48	1.50	1.50	1.53
Ratio of net investment income (%)	3.74	3.50	2.52	.90	.92
Portfolio turnover rate (%)	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.47	$8.14	$8.09	$8.82	$8.79
Income (loss) from investment operations:
Net investment income[a]	.41	.39	.30	.17	.17
Net realized and unrealized gain (loss)	.03	.34	.08	(.70 )	.06
Total from investment operations	.44	.73	.38	(.53 )	.23
Less distributions from:
Net investment income	(.41 )	(.40 )	(.33 )	(.20 )	(.20 )
Net asset value, end of period	$8.50	$8.47	$8.14	$8.09	$8.82
Total Return (%)[b]	5.39	9.14	4.70	(6.02)	2.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	11	3	2	2
Ratio of expenses before expense reductions (%)	.51	.51	.52	.51	.51
Ratio of expenses after expense reductions (%)	.39	.38	.38	.46	.51
Ratio of net investment income (%)	4.84	4.67	3.64	1.99	1.91
Portfolio turnover rate (%)	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

DWS Short Duration Fund — Class S
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.48	$8.16	$8.10	$8.84	$8.80
Income (loss) from investment operations:
Net investment income[a]	.40	.37	.29	.17	.17
Net realized and unrealized gain (loss)	.03	.34	.08	(.71 )	.07
Total from investment operations	.43	.71	.37	(.54 )	.24
Less distributions from:
Net investment income	(.40 )	(.39 )	(.31 )	(.20 )	(.20 )
Net asset value, end of period	$8.51	$8.48	$8.16	$8.10	$8.84
Total Return (%)[b]	5.27	8.91	4.66	(6.16)	2.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	220	260	255	311	377
Ratio of expenses before expense reductions (%)	.67	.67	.69	.68	.66
Ratio of expenses after expense reductions (%)	.49	.50	.50	.50	.53
Ratio of net investment income (%)	4.73	4.47	3.49	1.94	1.89
Portfolio turnover rate (%)	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.14	$8.09	$8.82	$8.78
Income (loss) from investment operations:
Net investment income[a]	.41	.38	.30	.17	.17
Net realized and unrealized gain (loss)	.03	.34	.08	(.69 )	.07
Total from investment operations	.44	.72	.38	(.52 )	.24
Less distributions from:
Net investment income	(.41 )	(.40 )	(.33 )	(.21 )	(.20 )
Net asset value, end of period	$8.49	$8.46	$8.14	$8.09	$8.82
Total Return (%)[b]	5.38	9.03	4.70	(6.02)	2.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	725	699	547	522	634
Ratio of expenses before expense reductions (%)	.62	.60	.61	.60	.60
Ratio of expenses after expense reductions (%)	.39	.38	.38	.46	.53
Ratio of net investment income (%)	4.84	4.61	3.64	1.98	1.88
Portfolio turnover rate (%)	133	93	50	41	62

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

38	|	DWS Short Duration Fund

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

DWS Short Duration Fund	|	39

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

40	|	DWS Short Duration Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of September 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at

DWS Short Duration Fund	|	41

any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of September 30, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$12,523,185	$—	$—	$—	$12,523,185
Exchange-Traded Funds	112,875	—	—	—	112,875
Total Borrowings	$12,636,060	$—	$—	$—	$12,636,060
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$12,636,060
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such

42	|	DWS Short Duration Fund

transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2025, the Fund had net tax basis capital loss carryforwards of $172,900,470, including short-term losses ($57,350,006) and long-term losses ($115,550,464), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Short Duration Fund	|	43

At September 30, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,319,992
Capital loss carryforwards	$(172,900,470)
Net unrealized appreciation (depreciation) on investments	$3,981,500
At September 30, 2025, the aggregate cost of investments for federal income tax purposes was $1,220,155,701. The net unrealized appreciation for all investments based on tax cost was $3,981,500. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $14,380,198 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,398,698.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2025	2024
Distributions from ordinary income*	$54,928,591	$49,831,597

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

44	|	DWS Short Duration Fund

B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended September 30, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of September 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended September 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $76,864,000 to $137,936,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $42,889,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended September 30, 2025, the Fund entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the

DWS Short Duration Fund	|	45

Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of September 30, 2025, is included in the table following the Fund’s Investment Portfolio. For the year ended September 30, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $10,541,000.
The following table summarizes the value of the Fund’s derivative instruments held as of September 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(123,486)	$(123,486)
Foreign Exchange Contracts (b)	(57,743)	—	(57,743)
	$(57,743)	$(123,486)	$(181,229)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(2,392,523)	$(2,392,523)
Foreign Exchange Contracts (a)	562,025	—	562,025
	$562,025	$(2,392,523)	$(1,830,498)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

46	|	DWS Short Duration Fund

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$84	$84
Foreign Exchange Contracts (a)	(57,743)	—	(57,743)
	$(57,743)	$84	$(57,659)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of September 30, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$57,743	$—	$—	$57,743
C.
Purchases and Sales of Securities
During the year ended September 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$1,465,902,649	$1,455,012,812
U.S. Treasury Obligations	$121,594,638	$87,340,907
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH &

DWS Short Duration Fund	|	47

Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the year ended September 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2024 through January 31, 2026 (through January 31, 2025 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class C	1.48%
Class R6	.38%
Class S	.50%
Institutional Class	.38%
Effective February 1, 2025 through January 31, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class S shares at 0.48%.

48	|	DWS Short Duration Fund

For the year ended September 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$222,643
Class C	17,342
Class R6	11,826
Class S	447,618
Institutional Class	1,683,699
$2,383,128
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2025, the Administration Fee was $1,104,859, of which $89,948 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended September 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2025
Class A	$25,354	$4,200
Class C	877	143
Class R6	329	62
Class S	154,430	25,339
Institutional Class	933	153
	$181,923	$29,897
In addition, for the year ended September 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided

DWS Short Duration Fund	|	49

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$166,082
Class C	13,759
Class S	254,896
Institutional Class	813,297
$1,248,034
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended September 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2025
Class C	$90,382	$7,274
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2025	Annual Rate
Class A	$395,791	$66,678.25%
Class C	30,128	5,388.25%
	$425,919	$72,066
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2025 aggregated $5,603.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2025, the CDSC

50	|	DWS Short Duration Fund

for Class C shares aggregated $1,024. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2025, DDI received $6,358 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,018, of which $382 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2025.

DWS Short Duration Fund	|	51

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,615,332	$30,401,353	4,118,666	$34,167,881
Class C	408,596	3,432,627	515,133	4,275,565
Class R6	252,714	2,122,901	1,062,555	8,856,120
Class S	4,331,934	36,455,017	8,451,758	70,064,811
Institutional Class	53,604,411	450,661,425	56,118,214	464,705,123
		$523,073,323		$582,069,500
Shares issued to shareholders in reinvestment of distributions
Class A	820,655	$6,896,479	828,340	$6,871,251
Class C	50,543	424,841	46,759	388,168
Class R6	53,272	448,052	41,221	343,444
Class S	1,324,266	11,149,443	1,378,400	11,464,317
Institutional Class	3,746,936	31,510,387	3,072,341	25,516,555
		$50,429,202		$44,583,735
Shares redeemed
Class A	(5,127,692)	$(43,049,453)	(6,428,984)	$(53,222,984)
Class C	(537,636)	(4,509,177)	(397,273)	(3,280,478)
Class R6	(478,833)	(4,028,547)	(217,191)	(1,801,723)
Class S	(10,489,685)	(88,347,914)	(10,378,039)	(86,204,149)
Institutional Class	(54,464,155)	(457,937,668)	(43,910,810)	(363,906,539)
		$(597,872,759)		$(508,415,873)
Net increase (decrease)
Class A	(691,705)	$(5,751,621)	(1,481,978)	$(12,183,852)
Class C	(78,497)	(651,709)	164,619	1,383,255
Class R6	(172,847)	(1,457,594)	886,585	7,397,841
Class S	(4,833,485)	(40,743,454)	(547,881)	(4,675,021)
Institutional Class	2,887,192	24,234,144	15,279,745	126,315,139
		$(24,370,234)		$118,237,362

52	|	DWS Short Duration Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS Short Duration Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Short Duration Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Short Duration Fund	|	53

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 20, 2025

54	|	DWS Short Duration Fund

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Short Duration Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

56	|	DWS Short Duration Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Short Duration Fund	|	57

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

58	|	DWS Short Duration Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSDF-BFE2025

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DSDF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/28/2025